Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Trading portfolio assets	£ 127,950	£ 114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial assets	302,446	229,236
Financial assets at fair value through other comprehensive income	78,688	65,750
Total assets	15,001	14,361
Liabilities
Trading portfolio liabilities	(47,405)	(36,916)
Financial liabilities designated at fair value	(249,765)	(204,326)
Derivative financial liabilities	(300,775)	(229,204)
Total liabilities	(6,622)	(4,351)
At fair value [member]
Assets
Trading portfolio assets	127,950	114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial assets	302,446	229,236
Financial assets at fair value through other comprehensive income	78,688	65,750
Investment property	10	13
Total assets	684,245	542,280
Liabilities
Trading portfolio liabilities	(47,405)	(36,916)
Financial liabilities designated at fair value	(249,765)	(204,326)
Derivative financial liabilities	(300,775)	(229,204)
Total liabilities	(597,945)	(470,446)
Level 1 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets	60,671	60,352
Financial assets at fair value through the income statement	4,503	10,445
Derivative financial assets	9,155	5,439
Financial assets at fair value through other comprehensive income	19,792	18,755
Investment property	0	0
Total assets	94,121	94,991
Liabilities
Trading portfolio liabilities	(24,391)	(20,977)
Financial liabilities designated at fair value	(159)	(82)
Derivative financial liabilities	(8,762)	(5,305)
Total liabilities	(33,312)	(26,364)
Level 2 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets	65,416	51,579
Financial assets at fair value through the income statement	162,142	114,141
Derivative financial assets	288,822	220,642
Financial assets at fair value through other comprehensive income	58,743	46,566
Investment property	0	0
Total assets	575,123	432,928
Liabilities
Trading portfolio liabilities	(22,986)	(15,939)
Financial liabilities designated at fair value	(249,251)	(203,882)
Derivative financial liabilities	(285,774)	(219,910)
Total liabilities	(558,011)	(439,731)
Level 3 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets	1,863	2,264
Financial assets at fair value through the income statement	8,506	8,500
Derivative financial assets	4,469	3,155
Financial assets at fair value through other comprehensive income	153	429
Investment property	10	13
Total assets	15,001	14,361
Liabilities
Trading portfolio liabilities	(28)	0
Financial liabilities designated at fair value	(355)	(362)
Derivative financial liabilities	(6,239)	(3,989)
Total liabilities	£ (6,622)	£ (4,351)